Statutory Prospectus Supplement dated October 24, 2018

Important Notice Regarding Name Change and Change in Investment Strategy for Invesco International Companies Fund

The purpose of this supplement is to provide you notice of changes to the current Statutory Prospectus for Class A, C, R and Y shares of Invesco International Companies Fund.

The Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) has approved the name change of Invesco International Companies Fund to Invesco International Select Equity Fund effective on or about November 30, 2018. Therefore, all references to Invesco International Companies Fund will be changed to Invesco International Select Equity Fund.

Additionally, effective on or about November 30, 2018, the following information replaces in its entirety the first paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund” in the Statutory Prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and depositary receipts of foreign issuers of all capitalization sizes, including small and mid-capitalization issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety the second paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and depositary receipts of foreign issuers of all capitalization sizes, including small and mid-capitalization issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.”

Statutory Prospectus Supplement dated October 24, 2018

Important Notice Regarding Name Change and Change in Investment Strategy for Invesco International Companies Fund

The purpose of this supplement is to provide you notice of changes to the current Statutory Prospectus for Class R5 and R6 shares of Invesco International Companies Fund.

The Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) has approved the name change of Invesco International Companies Fund to Invesco International Select Equity Fund effective on or about November 30, 2018. Therefore, all references to Invesco International Companies Fund will be changed to Invesco International Select Equity Fund.

Additionally, effective on or about November 30, 2018, the following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Invesco International Companies Fund – Principal Investment Strategies of the Fund” in the Statutory Prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and depositary receipts of foreign issuers of all capitalization sizes, including small and mid-capitalization issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety the second paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco International Companies Fund – Objective(s) and Strategies” in the Statutory Prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and depositary receipts of foreign issuers of all capitalization sizes, including small and mid-capitalization issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. The Fund’s common stock investments also include China-A shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.”

Statement of Additional Information Supplement dated October 24, 2018

The purpose of this supplement is to provide you notice of changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco International Companies Fund

The Board of Trustees of AIM International Mutual Funds (Invesco International Mutual Funds) has approved the name change of Invesco International Companies Fund to be effective on or about November 30, 2018. Therefore, all references to Invesco International Companies Fund in the Statement of Additional Information will be changed to Invesco International Select Equity Fund effective on or about November 30, 2018.

Additionally, on or about November 30, 2018, the following information is added to item number (8) under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-Fundamental Restrictions” in the Statement of Additional Information:

“(e)	Invesco International Select Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities.”